Insurance	3 Months Ended
Jan. 31, 2026
Insurance service result [abstract]
Insurance
Note 5: Insurance
Insurance Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2026	January 31, 2025
Insurance revenue	$401	$470
Insurance service expenses	(358)	(351)
Net income (expenses) from reinsurance contracts	26	(28)
Insurance service results	$69	$91

Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2026	January 31, 2025
Investment return	$(58)	$559
Insurance finance income (expense) from insurance and reinsurance contracts held	118	(473)
Movement in investment contract liabilities	16	(26)
Insurance investment results	$76	$60
Insurance Contract Liabilities
Insurance contract liabilities by remaining coverage and incurred claims comprise the following:

(Canadian $ in millions)	For the three months ended January 31, 2026			For the three months ended January 31, 2025
	Liabilities for	Liabilities for		Liabilities for	Liabilities for
	remaining coverage	incurred claims	Total	remaining coverage	incurred claims	Total
Insurance contract liabilities, beginning of period	$18,667	$199	$18,866	$17,047	$201	$17,248
Insurance service results	(603)	585	(18)	(423)	321	(102)
Net finance expenses from insurance contracts	(108)	–	(108)	531	–	531
Total cash flows	1,493	(596)	897	658	(308)	350
Other changes in the net carrying amount of the insurance contract	(1)	(2)	(3)	1	4	5
Insurance contract liabilities, end of period (1)	$19,448	$186	$19,634	$17,814	$218	$18,032
(1) The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $98 million as at January 31, 2026 and $116 million as at January 31, 2025.

Contractual service margin (CSM) from contracts issued was $63 million for the three months ended January 31, 2026 ($18 million for the three months ended January 31, 2025). Total CSM for insurance contracts issued and reinsurance contract held was $1,653 million and $345 million, respectively, as at January 31, 2026 ($1,528 million and $312 million, respectively, as at October 31, 2025). Onerous contract losses for the three months ended January 31, 2026 and 2025 were not material.
Insurance Risk Management
The table below reflects the estimated immediate impact on, or sensitivity of, income before taxes to certain changes in interest rates, and includes the estimated impact of hedging arrangements and our exposure to equity price risk arising from our investment in equity securities.

(Canadian $ in millions)	For the three months ended
	January 31, 2026	January 31, 2025
Interest Rate Sensitivity (1) (2)
50 basis point increase	$(8)	$3
50 basis point decrease	6	(3)
Equity Market Sensitivity (3)
10% increase	$6	$28
10% decrease	(6)	(29)
(1)Estimated impact on, or sensitivity of, income before taxes to a 50 basis point increase or decrease in interest rates.
(2)Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at the end of the period with no change in the ultimate risk-free rate.
(3)Estimated impact on, or sensitivity of, income before taxes to a 10% increase or decrease in our exposure to equity price risk arising from our investment in equity securities at the reporting date, assuming all other variables remain constant.